Summary of Significant Accounting Policies (Share-based Compensation Expense) (Details) - Stock Options [Member] - shares		12 Months Ended
	Jan. 04, 2012	Dec. 31, 2019
Sohu (excluding Sohu Video) [Member] | Sohu 2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		Four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		Four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		Four equal installments
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		Four equal installments
Award vesting period		4 years
Sohu Video [Member] | Video 2011 Share Incentive Plan [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		Four equal installments
Number of shares authorized for issuance	25,000,000
Percentage of outstanding ordinary shares on a fully-diluted basis	10.00%
Number of shares under contractually granted share options		16,368,200
Number of shares purchased on vested options		4,972,800